Consolidated Statement of Changes in Equity - CHF (SFr)		Total	Share capital	Additional paid-in capital	Treasury share reserve	Cumulative losses
Equity at beginning of period at Dec. 31, 2021		SFr 107,289,000	SFr 3,229,000	SFr 355,010,000		SFr (250,950,000)
Net result		117,853,000				117,853,000
Remeasurement of net pension liabilities	[1]	5,334,000				5,334,000
Exchange differences on translating foreign operations		(17,000)				(17,000)
Total comprehensive result, attributable to shareholders		123,170,000				123,170,000
Share-based compensation costs	[1]	5,088,000		5,088,000
Issuance of new shares, net of transaction costs	[2]	350,000	350,000
Issuance of treasury shares incl. transaction costs	[2]	(981,000)			SFr (981,000)
Issuance of new shares under LTI plans, net of transaction costs	[2]	250,000	25,000	225,000
Equity at end of period at Dec. 31, 2022		235,166,000	3,604,000	360,323,000	(981,000)	(127,780,000)
Net result		(61,984,000)				(61,984,000)
Remeasurement of net pension liabilities	[1]	(1,975,000)				(1,975,000)
Exchange differences on translating foreign operations		(16,000)				(16,000)
Total comprehensive result, attributable to shareholders		(63,975,000)				(63,975,000)
Share-based compensation costs	[1]	5,207,000		5,207,000
Issuance of new shares under LTI plans, net of transaction costs	[2]	31,000	31,000
Equity at end of period at Dec. 31, 2023		176,429,000	3,635,000	365,530,000	(981,000)	(191,755,000)
Net result		(54,043,000)				(54,043,000)
Remeasurement of net pension liabilities	[1]	(485,000)				(485,000)
Exchange differences on translating foreign operations		(10,000)				(10,000)
Total comprehensive result, attributable to shareholders		(54,538,000)				(54,538,000)
Share-based compensation costs	[1]	4,105,000		4,105,000
Issuance of new shares, net of transaction costs	[2]	15,601,000	364,000	15,237,000
Issuance of new shares under LTI plans, net of transaction costs	[2]	40,000	37,000	3,000
Equity at end of period at Dec. 31, 2024		SFr 141,637,000	SFr 4,036,310	SFr 384,875,000	SFr (981,000)	SFr (246,293,000)

[1]	See note 18
[2]	See note 12